Main Page (1)
TYPE						13F-HR
PERIOD					06/30/08
FILER


UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended:	September 30, 2008
Check here if Amendment [ x ]; Amendment Number: 1

This Amendment (Check only one.):	[ ] is a restatement.
						[ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:		The Swarthmore Group, Inc.
Address:	1717 Arch Street
		Suite 3810
		Philadelphia, PA  19103
13F File Number: 28-5724

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Paula Mandle
Title:	CEO
Phone:	215-557-9300
Signature, Place, and Date of Signing:
Paula Mandle	Philadelphia, Pennsylvania	October 23, 2008

Report Type (Check only one.):
[ X  ]	13F HOLDINGS REPORT.
[    ]	13F NOTICE.
[    ]	13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:


FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:		0
Form 13F Information Table Entry Total:		52
Form 13F Information Table Value Total:		759240
List of Other Included Managers:
  No. 13F File Number		Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
A T & T Corp                   COM              00206r102    15550 556950.00 SH      Sole                556950.00
Adobe Systems Inc              COM              00724F101    23458 594318.00 SH      Sole                594318.00
Agilent Technologies Inc       COM              00846U101     8459 285200.00 SH      Sole                285200.00
Air Products & Chemicals Inc   COM              009158106    16825 245650.00 SH      Sole                245650.00
Apple Computer                 COM              037833100     6859 60350.00 SH       Sole                 60350.00
Bard (C.R.) Inc                COM              067383109    27899 294076.00 SH      Sole                294076.00
Baxter International Inc       COM              071813109    17764 270675.00 SH      Sole                270675.00
Becton Dickinson & Co          COM              075887109    10207 127175.00 SH      Sole                127175.00
Bucyrus International Inc      COM              118759109     7663 171500.00 SH      Sole                171500.00
Celgene Corporation            COM              151020104    26302 415650.00 SH      Sole                415650.00
Cisco Systems Inc              COM              17275R102    21873 969550.00 SH      Sole                969550.00
Clorox Company                 COM              189054109    14648 233665.00 SH      Sole                233665.00
Corning Inc                    COM              219350105    19753 1262975.00 SH     Sole               1262975.00
Emerson Electric Co            COM              291011104    19532 478851.00 SH      Sole                478851.00
Exxon Mobil Corporation        COM              30231G102    10810 139200.00 SH      Sole                139200.00
FPL Group Inc                  COM              302571104    13912 276575.00 SH      Sole                276575.00
Gamestop Corp - Cl A           COM              36467w109    18578 543050.00 SH      Sole                543050.00
General Electric Co            COM              369604103     4881 191425.00 SH      Sole                191425.00
Genzyme Corp - Genl Division   COM              372917104    10095 124800.00 SH      Sole                124800.00
Gilead Sciences Inc            COM              375558103     9415 206325.00 SH      Sole                206325.00
Goldman Sachs Group Inc        COM              38141G104    11456 89500.00 SH       Sole                 89500.00
Goodrich Corp                  COM              382388106     5194 124850.00 SH      Sole                124850.00
Google Inc - Class A           COM              38259P508    17066 42610.00 SH       Sole                 42610.00
Hewlett Packard Co             COM              428236103    27212 588500.00 SH      Sole                588500.00
International Business Machine COM              459200101     8573 73300.00 SH       Sole                 73300.00
ITT Corp                       COM              450911102    18193 327150.00 SH      Sole                327150.00
J.P. Morgan Chase & Company    COM              46625H100    11440 244975.00 SH      Sole                244975.00
Joy Global Inc                 COM              481165108     5552 123000.00 SH      Sole                123000.00
Microchip Technology Inc       COM              595017104     1021 34700.00 SH       Sole                 34700.00
Molson Coors Brewing Co.       COM              60871r209     8049 172175.00 SH      Sole                172175.00
Monsanto Co                    COM              61166w101    17401 175800.00 SH      Sole                175800.00
National Oilwell Varco         COM              637071101    17840 355175.00 SH      Sole                355175.00
Nike Inc Cl B                  COM              654106103    12851 192100.00 SH      Sole                192100.00
Norfolk Southern Corp          COM              655844108     8832 133400.00 SH      Sole                133400.00
Northern Trust Corp            COM              665859104    22057 305500.00 SH      Sole                305500.00
Oracle Corporation             COM              68389X105    26139 1287025.00 SH     Sole               1287025.00
Pepsico Inc                    COM              713448108    32996 462975.00 SH      Sole                462975.00
PNC Financial Services Group   COM              693475105    15476 207175.00 SH      Sole                207175.00
Procter & Gamble               COM              742718109    18233 261625.00 SH      Sole                261625.00
Raytheon Company               COM              755111507    15578 291125.00 SH      Sole                291125.00
Roper Industries Inc           COM              776696106    11634 204250.00 SH      Sole                204250.00
Sunoco Inc.                    COM              86764P109     3517 98850.00 SH       Sole                 98850.00
T Rowe Price Group Inc         COM              74144T108    21033 391599.00 SH      Sole                391599.00
Tidewater Inc                  COM              886423102      549  9925.00 SH       Sole                  9925.00
Transocean                     COM              G90073100    18585 169203.00 SH      Sole                169203.00
U S Bancorp                    COM              902973304    14161 393150.00 SH      Sole                393150.00
VF Corp                        COM              918204108    26081 337350.00 SH      Sole                337350.00
Vulcan Materials Co            COM              929160109     1413 18960.00 SH       Sole                 18960.00
Wal-Mart Stores Inc            COM              931142103    10187 170100.00 SH      Sole                170100.00
Waters Corp                    COM              941848103    16178 278075.00 SH      Sole                278075.00
XTO Energy Inc                 COM              98385X106    20821 447581.00 SH      Sole                447581.00
Yum! Brands,Inc                COM              988498101     9435 289325.00 SH      Sole                289325.00

REPORT SUMMARY			52 DATA RECORDS		     759240		     0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
